Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Income before income taxes and discontinued operations:
Japan	¥109,363	¥184,504	¥188,601
Overseas	63,209	101,835	155,416

	¥172,572	¥286,339	¥344,017

Provision for income taxes:
Current—
Japan	¥7,428	¥19,116	¥9,455
Overseas	13,675	27,093	38,264

	21,103	46,209	47,719

Deferred—
Japan	27,371	49,419	36,112
Overseas	5,208	2,925	5,226

	32,579	52,344	41,338

Provision for income taxes	¥53,682	¥98,553	¥89,057

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Income before income taxes and discontinued operations	¥172,572	¥286,339	¥344,017

Tax provision computed at statutory rate	¥66,095	¥109,668	¥123,502
Increases (reductions) in taxes due to:
Change in valuation allowance*	(3,371)	(845)	1,839
Non-deductible expenses for tax purposes	1,538	2,382	3,513
Non-taxable income for tax purposes	(2,128)	(3,224)	(7,633)
Effect of nontaxable bargain purchase gain	0	0	(12,953)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,720)	(5,805)	(8,766)
Effect of the tax rate change related to the new Japanese tax law	(580)	(5,824)	(14,098)
Other, net	(3,152)	2,201	3,653

Provision for income taxes	¥53,682	¥98,553	¥89,057

*	In fiscal 2015, increases in the valuation allowance of ¥1,819 million due to the amendment to tax loss carry-forward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

Total Income Tax Recognized

Total income taxes recognized in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Provision for income taxes	¥53,682	¥98,553	¥89,057
Income taxes on discontinued operations	(347)	4,681	166
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	6,209	5,304	6,915
Defined benefit pension plans	2,727	1,456	(4,045)
Foreign currency translation adjustments	7,225	1,756	6,880
Net unrealized gains (losses) on derivative instruments	40	329	(255)
Direct adjustments to shareholders’ equity	70	(101)	(734)

Total income taxes	¥69,606	¥111,978	¥97,984

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2014 and 2015 are as follows:

	Millions of yen
	2014	2015
Assets:
Net operating loss carryforwards	¥75,711	¥91,899
Allowance for doubtful receivables on direct financing leases and probable loan losses	26,451	20,170
Investment in securities	17,380	11,128
Policy liabilities and policy account balances	0	18,273
Accrued expenses	24,382	30,352
Investment in operating leases	16,726	18,470
Property under facility operations	11,505	10,098
Installment loans	7,576	6,487
Other	53,424	50,961

	233,155	257,838
Less: valuation allowance	(30,570)	(50,515)

	202,585	207,323
Liabilities:
Investment in direct financing leases	7,855	6,342
Investment in operating leases	86,122	89,411
Unrealized gains (losses) on investment in securities	21,624	26,361
Deferred insurance policy acquisition costs	24,212	28,494
Policy liabilities and policy account balances	47,641	53,871
Other intangible assets	111,988	122,996
Undistributed earnings	66,258	68,269
Prepaid benefit cost	12,540	15,205
Other	51,876	57,994

	430,116	468,943

Net deferred tax liability	¥227,531	¥261,620

Net deferred tax assets and liabilities at March 31, 2014 and 2015 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2014	2015
Other assets	¥61,152	¥74,449
Income taxes: Deferred	288,683	336,069

Net deferred tax liability	¥227,531	¥261,620

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥532,573 million at March 31, 2015, which expire as follows:

Year ending March 31,	Millions of yen
2016	¥644
2017	570
2018	71,684
2019	36,083
2020	19,310
Thereafter	404,282

Total	¥532,573